UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22099

Gateway Trust

(Exact name of registrant as specified in charter)

888 Boylston Street, Suite 800, Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of September 30, 2018 (Unaudited)

Gateway Equity Call Premium Fund

Shares	Description	Value (†)
Common Stocks – 98.9% of Net Assets
	Aerospace & Defense – 2.3%
1,830	Boeing Co. (The)(a)	$680,577
420	Huntington Ingalls Industries, Inc.(a)	107,553
596	KLX, Inc.(a)(b)	37,417
1,254	Lockheed Martin Corp.(a)	433,834
895	Rockwell Collins, Inc.(a)	125,721

		1,385,102

	Air Freight & Logistics – 0.8%
1,024	FedEx Corp.(a)	246,569
2,077	United Parcel Service, Inc., Class B(a)	242,490

		489,059

	Airlines – 0.5%
323	Alaska Air Group, Inc.(a)	22,242
2,610	Delta Air Lines, Inc.(a)	150,936
1,185	JetBlue Airways Corp.(a)(b)	22,942
1,257	United Continental Holdings, Inc.(a)(b)	111,948

		308,068

	Auto Components – 0.1%
437	Adient PLC(a)	17,178
393	Lear Corp.(a)	56,985

		74,163

	Automobiles – 0.3%
5,873	General Motors Co.(a)	197,744

	Banks – 5.5%
24,046	Bank of America Corp.(a)	708,395
7,280	Citigroup, Inc.(a)	522,267
1,437	Comerica, Inc.(a)	129,617
199	East West Bancorp, Inc.	12,014
4,725	Fifth Third Bancorp(a)	131,922
327	First Republic Bank(a)	31,392
6,831	Huntington Bancshares, Inc.(a)	101,919
8,313	JPMorgan Chase & Co.(a)	938,039
148	Signature Bank(a)	16,996
1,630	SunTrust Banks, Inc.(a)	108,868
148	SVB Financial Group(a)(b)	46,003
10,766	Wells Fargo & Co.(a)	565,861

		3,313,293

	Beverages – 1.6%
9,356	Coca-Cola Co. (The)(a)	432,154
4,853	PepsiCo, Inc.(a)	542,565

		974,719

	Biotechnology – 2.8%
3,889	AbbVie, Inc.(a)	367,822

Shares	Description	Value (†)
Common Stocks – continued
	Biotechnology – continued
302	Alexion Pharmaceuticals, Inc.(a)(b)	$41,981
209	Alkermes PLC(b)	8,870
272	Alnylam Pharmaceuticals, Inc.(a)(b)	23,805
2,210	Amgen, Inc.(a)	458,111
709	Biogen, Inc.(a)(b)	250,497
459	BioMarin Pharmaceutical, Inc.(a)(b)	44,509
2,386	Celgene Corp.(a)(b)	213,523
3,581	Gilead Sciences, Inc.(a)	276,489

		1,685,607

	Building Products – 0.6%
1,461	A.O. Smith Corp.(a)	77,973
1,530	Fortune Brands Home & Security, Inc.(a)	80,111
3,462	Johnson Controls International PLC(a)	121,170
330	Lennox International, Inc.(a)	72,072

		351,326

	Capital Markets – 2.2%
4,185	Bank of New York Mellon Corp. (The)(a)	213,393
453	BlackRock, Inc.(a)	213,513
1,397	Goldman Sachs Group, Inc. (The)(a)	313,263
6,081	Morgan Stanley(a)	283,192
535	MSCI, Inc.(a)	94,914
1,104	Raymond James Financial, Inc.(a)	101,623
377	SEI Investments Co.(a)	23,035
955	TD Ameritrade Holding Corp.(a)	50,453

		1,293,386

	Chemicals – 1.9%
342	AdvanSix, Inc.(b)	11,611
1,530	Air Products & Chemicals, Inc.(a)	255,586
686	Albemarle Corp.(a)	68,449
940	Ashland Global Holdings, Inc.(a)	78,828
569	Celanese Corp., Series A(a)	64,866
2,051	Huntsman Corp.(a)	55,849
547	International Flavors & Fragrances, Inc.(a)	76,099
1,156	Nutrien Ltd.(a)	66,701
1,051	PPG Industries, Inc.(a)	114,696
1,761	Praxair, Inc.(a)	283,046
2,720	Valvoline, Inc.(a)	58,507

		1,134,238

	Commercial Services & Supplies – 0.5%
886	Waste Connections, Inc.(a)	70,676
2,413	Waste Management, Inc.(a)	218,039

		288,715

	Communications Equipment – 1.3%
74	Arista Networks, Inc.(a)(b)	19,674
959	ARRIS International PLC(a)(b)	24,924
14,558	Cisco Systems, Inc.(a)	708,247

Shares	Description	Value (†)
Common Stocks – continued
	Communications Equipment – continued
213	Palo Alto Networks, Inc.(a)(b)	$47,980

		800,825

	Consumer Finance – 1.1%
2,148	Ally Financial, Inc.(a)	56,815
2,686	American Express Co.(a)	286,032
2,260	Capital One Financial Corp.(a)	214,542
3,756	Synchrony Financial(a)	116,736

		674,125

	Containers & Packaging – 0.4%
938	Crown Holdings, Inc.(a)(b)	45,024
2,458	International Paper Co.(a)	120,811
866	Packaging Corp. of America(a)	94,991

		260,826

	Diversified Financial Services – 1.9%
5,270	Berkshire Hathaway, Inc., Class B(a)(b)	1,128,360

	Diversified Telecommunication Services – 2.1%
19,663	AT&T, Inc.(a)	660,283
10,674	Verizon Communications, Inc.(a)	569,885

		1,230,168

	Electric Utilities – 1.7%
4,416	Alliant Energy Corp.(a)	187,989
5,442	American Electric Power Co., Inc.(a)	385,729
1,083	Evergy, Inc.(a)	59,478
1,147	OGE Energy Corp.(a)	41,659
3,742	PG&E Corp.(a)(b)	172,169
4,296	Southern Co. (The)(a)	187,306

		1,034,330

	Electrical Equipment – 0.6%
355	Acuity Brands, Inc.(a)	55,806
3,652	Emerson Electric Co.(a)	279,670

		335,476

	Electronic Equipment, Instruments & Components – 0.3%
755	Arrow Electronics, Inc.(a)(b)	55,659
768	Avnet, Inc.(a)	34,383
4,491	Flex Ltd.(a)(b)	58,922

		148,964

	Energy Equipment & Services – 0.8%
238	KLX Energy Services Holdings, Inc.(b)	7,618
249	McDermott International, Inc.(b)	4,589
3,060	National Oilwell Varco, Inc.(a)	131,825
1,382	Oceaneering International, Inc.(a)(b)	38,143
5,115	Schlumberger Ltd.(a)	311,606

		493,781

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – 2.5%
2,778	Activision Blizzard, Inc.(a)	$231,102
1,119	Netflix, Inc.(a)(b)	418,652
596	Take-Two Interactive Software, Inc.(a)(b)	82,242
5,079	Twenty-First Century Fox, Inc., Class A(a)	235,310
4,695	Walt Disney Co. (The)(a)	549,033

		1,516,339

	Food & Staples Retailing – 1.8%
1,596	Costco Wholesale Corp.(a)	374,868
2,035	Sysco Corp.(a)	149,064
2,805	Walgreens Boots Alliance, Inc.(a)	204,485
3,695	Walmart, Inc.(a)	346,997

		1,075,414

	Food Products – 1.0%
1,229	Hain Celestial Group, Inc. (The)(a)(b)	33,331
375	Ingredion, Inc.(a)	39,360
2,050	Kellogg Co.(a)	143,541
6,573	Mondelez International, Inc., Class A(a)	282,376
636	Post Holdings, Inc.(a)(b)	62,353
535	TreeHouse Foods, Inc.(a)(b)	25,600

		586,561

	Gas Utilities – 0.1%
1,079	UGI Corp.(a)	59,863

	Health Care Equipment & Supplies – 3.0%
6,563	Abbott Laboratories(a)	481,462
315	Align Technology, Inc.(a)(b)	123,234
541	Cooper Cos., Inc. (The)(a)	149,938
858	DENTSPLY SIRONA, Inc.(a)	32,381
2,327	Hologic, Inc.(a)(b)	95,361
547	IDEXX Laboratories, Inc.(a)(b)	136,564
5,057	Medtronic PLC(a)	497,457
1,149	ResMed, Inc.(a)	132,526
755	STERIS PLC(a)	86,372
238	Teleflex, Inc.(a)	63,329

		1,798,624

	Health Care Providers & Services – 3.4%
1,335	Anthem, Inc.(a)	365,857
1,091	Centene Corp.(a)(b)	157,955
3,223	CVS Health Corp.(a)	253,715
2,331	Express Scripts Holding Co.(a)(b)	221,468
911	McKesson Corp.(a)	120,844
379	MEDNAX, Inc.(b)	17,684
2,978	UnitedHealth Group, Inc.(a)	792,267
304	WellCare Health Plans, Inc.(a)(b)	97,429

		2,027,219

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Technology – 0.1%
476	Veeva Systems, Inc., Class A(a)(b)	$51,822

	Hotels, Restaurants & Leisure – 1.6%
116	Domino’s Pizza, Inc.(a)	34,197
612	Hilton Grand Vacations, Inc.(a)(b)	20,257
2,240	Hilton Worldwide Holdings, Inc.(a)	180,947
671	Las Vegas Sands Corp.(a)	39,810
1,020	McDonald’s Corp.(a)	170,636
3,056	MGM Resorts International(a)	85,293
4,196	Starbucks Corp.(a)	238,501
221	Yum China Holdings, Inc.	7,759
1,755	Yum! Brands, Inc.(a)	159,547

		936,947

	Household Durables – 0.3%
1,508	Leggett & Platt, Inc.(a)	66,035
1,415	Newell Brands, Inc.(a)	28,725
2,731	Toll Brothers, Inc.(a)	90,205

		184,965

	Household Products – 1.7%
1,464	Church & Dwight Co., Inc.(a)	86,918
850	Clorox Co. (The)(a)	127,848
1,475	Kimberly-Clark Corp.(a)	167,619
7,492	Procter & Gamble Co. (The)(a)	623,559

		1,005,944

	Industrial Conglomerates – 1.7%
1,885	3M Co.(a)	397,188
7,496	General Electric Co.(a)	84,630
3,159	Honeywell International, Inc.(a)	525,658

		1,007,476

	Insurance – 2.1%
1,152	American Financial Group, Inc.(a)	127,838
2,567	Arch Capital Group Ltd.(a)(b)	76,522
2,266	Chubb Ltd.(a)	302,828
1,163	Cincinnati Financial Corp.(a)	89,330
2,193	Lincoln National Corp.(a)	148,378
2,452	Prudential Financial, Inc.(a)	248,437
441	Reinsurance Group of America, Inc.(a)	63,751
515	RenaissanceRe Holdings Ltd.(a)	68,794
846	Willis Towers Watson PLC(a)	119,235

		1,245,113

	Interactive Media & Services – 4.6%
714	Alphabet, Inc., Class A(a)(b)	861,855
709	Alphabet, Inc., Class C(a)(b)	846,170
6,294	Facebook, Inc., Class A(a)(b)	1,035,111

		2,743,136

Shares	Description	Value (†)
Common Stocks – continued
	Internet & Direct Marketing Retail – 3.8%
259	Alibaba Group Holding Ltd., Sponsored ADR(a)(b)	$42,673
964	Amazon.com, Inc.(a)(b)	1,930,892
151	Booking Holdings, Inc.(a)(b)	299,584
47	Liberty Expedia Holdings, Inc., Series A(b)	2,211
1,552	Qurate Retail, Inc., Class A(a)(b)	34,470

		2,309,830

	IT Services – 4.4%
1,943	Accenture PLC, Class A(a)	330,699
532	Amdocs Ltd.(a)	35,101
223	FleetCor Technologies, Inc.(a)(b)	50,808
517	Gartner, Inc.(a)(b)	81,945
1,053	Global Payments, Inc.(a)	134,152
2,806	International Business Machines Corp.(a)	424,295
2,831	MasterCard, Inc., Class A(a)	630,209
1,590	Paychex, Inc.(a)	117,104
5,392	Visa, Inc., Class A(a)	809,285

		2,613,598

	Leisure Products – 0.1%
590	Brunswick Corp.(a)	39,542
224	Polaris Industries, Inc.(a)	22,613

		62,155

	Life Sciences Tools & Services – 0.8%
480	Illumina, Inc.(a)(b)	176,189
1,285	Thermo Fisher Scientific, Inc.(a)	313,643

		489,832

	Machinery – 1.3%
320	AGCO Corp.(a)	19,453
2,587	Caterpillar, Inc.(a)	394,491
789	Cummins, Inc.(a)	115,249
1,079	IDEX Corp.(a)	162,562
339	WABCO Holdings, Inc.(a)(b)	39,982
374	Wabtec Corp.(a)	39,225

		770,962

	Media – 1.1%
871	AMC Networks, Inc., Class A(a)(b)	57,782
14,234	Comcast Corp., Class A(a)	504,026
628	GCI Liberty, Inc., Class A(a)(b)	32,028
7,571	Sirius XM Holdings, Inc.(a)	47,849

		641,685

	Metals & Mining – 0.1%
1,565	Steel Dynamics, Inc.(a)	70,722

	Multi-Utilities – 0.3%
3,689	Public Service Enterprise Group, Inc.(a)	194,742

Shares	Description	Value (†)
Common Stocks – continued
	Multiline Retail – 0.2%
1,780	Nordstrom, Inc.(a)	$106,462

	Oil, Gas & Consumable Fuels – 5.3%
1,236	Cheniere Energy, Inc.(a)(b)	85,890
6,040	Chevron Corp.(a)	738,571
1,213	Concho Resources, Inc.(a)(b)	185,286
6,360	Encana Corp.(a)	83,380
919	Energen Corp.(a)(b)	79,190
10,422	Exxon Mobil Corp.(a)	886,079
1,026	HollyFrontier Corp.(a)	71,717
3,648	Noble Energy, Inc.(a)	113,781
3,836	Occidental Petroleum Corp.(a)	315,204
2,414	Phillips 66(a)	272,106
1,049	Pioneer Natural Resources Co.(a)	182,725
695	Whiting Petroleum Corp.(a)(b)	36,863
5,217	WPX Energy, Inc.(a)(b)	104,966

		3,155,758

	Pharmaceuticals – 4.6%
1,251	Allergan PLC(a)	238,290
4,361	Bristol-Myers Squibb Co.(a)	270,731
3,264	Eli Lilly & Co.(a)	350,260
199	Jazz Pharmaceuticals PLC(a)(b)	33,458
6,701	Johnson & Johnson(a)	925,877
2,187	Merck & Co., Inc.(a)	155,146
17,619	Pfizer, Inc.(a)	776,469

		2,750,231

	Professional Services – 0.3%
310	ManpowerGroup, Inc.(a)	26,647
1,334	Verisk Analytics, Inc.(a)(b)	160,814

		187,461

	Real Estate Management & Development – 0.0%
176	Jones Lang LaSalle, Inc.(a)	25,400

	REITs—Apartments – 0.8%
1,458	American Campus Communities, Inc.(a)	60,011
423	Camden Property Trust(a)	39,580
443	Essex Property Trust, Inc.(a)	109,293
1,035	Mid-America Apartment Communities, Inc.(a)	103,686
3,862	UDR, Inc.(a)	156,141

		468,711

	REITs—Diversified – 0.7%
1,776	Crown Castle International Corp.(a)	197,722
1,330	Digital Realty Trust, Inc.(a)	149,599
540	SBA Communications Corp.(a)(b)	86,740

		434,061

Shares	Description	Value (†)
Common Stocks – continued
	REITs—Hotels – 0.1%
1,828	Park Hotels & Resorts, Inc.(a)	$59,995

	REITs—Mortgage – 0.2%
3,683	AGNC Investment Corp.(a)	68,614
7,451	Annaly Capital Management, Inc.(a)	76,224

		144,838

	REITs—Office Property – 0.1%
1,019	Kilroy Realty Corp.(a)	73,052

	REITs—Shopping Centers – 0.2%
1,746	Regency Centers Corp.(a)	112,914

	REITs—Single Tenant – 0.3%
1,710	National Retail Properties, Inc.(a)	76,642
1,828	Realty Income Corp.(a)	103,995

		180,637

	REITs—Storage – 0.2%
1,120	Extra Space Storage, Inc.(a)	97,037

	REITs—Warehouse/Industrials – 0.2%
4,510	Duke Realty Corp.(a)	127,949

	Road & Rail – 1.1%
1,089	Norfolk Southern Corp.(a)	196,565
400	Old Dominion Freight Line, Inc.(a)	64,504
2,605	Union Pacific Corp.(a)	424,172

		685,241

	Semiconductors & Semiconductor Equipment – 3.7%
5,471	Applied Materials, Inc.(a)	211,454
13,090	Intel Corp.(a)	619,026
2,228	Maxim Integrated Products, Inc.(a)	125,637
1,594	NVIDIA Corp.(a)	447,946
670	NXP Semiconductors NV(a)	57,285
4,550	QUALCOMM, Inc.(a)	327,737
3,667	Texas Instruments, Inc.(a)	393,432
981	Versum Materials, Inc.(a)	35,326

		2,217,843

	Software – 6.0%
1,525	Adobe Systems, Inc.(a)(b)	411,674
560	ANSYS, Inc.(a)(b)	104,541
1,739	Cadence Design Systems, Inc.(a)(b)	78,811
825	CDK Global, Inc.(a)	51,612
264	Check Point Software Technologies Ltd.(a)(b)	31,065
275	Dell Technologies, Inc., Class V(a)(b)	26,708
342	Fortinet, Inc.(a)(b)	31,556
15,826	Microsoft Corp.(a)	1,810,020
8,872	Oracle Corp.(a)	457,440
2,196	salesforce.com, inc.(a)(b)	349,230

Shares	Description	Value (†)
Common Stocks – continued
	Software – continued
539	ServiceNow, Inc.(a)(b)	$105,444
1,052	Synopsys, Inc.(a)(b)	103,738
135	Ultimate Software Group, Inc. (The)(a)(b)	43,496

		3,605,335

	Specialty Retail – 2.4%
606	Advance Auto Parts, Inc.(a)	102,008
1,011	Dick’s Sporting Goods, Inc.(a)	35,870
1,145	Foot Locker, Inc.(a)	58,372
3,807	Home Depot, Inc. (The)(a)	788,620
2,921	Lowe’s Cos., Inc.(a)	335,389
334	Ulta Beauty, Inc.(a)(b)	94,228
583	Williams-Sonoma, Inc.(a)	38,315

		1,452,802

	Technology Hardware, Storage & Peripherals – 5.0%
11,914	Apple, Inc.(a)	2,689,466
6,840	Hewlett Packard Enterprise Co.(a)	111,561
7,665	HP, Inc.(a)	197,527

		2,998,554

	Textiles, Apparel & Luxury Goods – 0.9%
388	Carter’s, Inc.(a)	38,257
3,129	Hanesbrands, Inc.(a)	57,667
344	Lululemon Athletica, Inc.(a)(b)	55,896
4,597	NIKE, Inc., Class B(a)	389,458
849	Skechers U.S.A., Inc., Class A(a)(b)	23,713

		564,991

	Tobacco – 1.3%
6,571	Altria Group, Inc.(a)	396,297
4,913	Philip Morris International, Inc.(a)	400,606

		796,903

	Water Utilities – 0.2%
1,336	American Water Works Co., Inc.(a)	117,528

	Wireless Telecommunication Services – 0.0%
1,378	Sprint Corp.(b)	9,012

	Total Common Stocks (Identified Cost $39,649,462)	59,367,939

Principal Amount
Short-Term Investments – 2.4%
$1,418,849	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/2018 at 1.300% to be repurchased at $1,419,002 on 10/01/2018 collateralized by $1,460,000 Federal Home Loan Mortgage Corp., 1.250% due 10/02/2019 valued at $1,448,565 including accrued interest(c) (Identified Cost $1,418,849)	1,418,849

	Total Investments – 101.3% (Identified Cost $41,068,311)	60,786,788
	Other assets less liabilities – (1.3)%	(762,360)

	Net Assets – 100.0%	$60,024,428

Written Options – (1.1%)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options – (1.1%)
S&P 500® Index, Call(d)	10/05/2018	2,905	(21)	$(6,119,358)	$(53,078)	$(40,845)
S&P 500® Index, Call(d)	10/12/2018	2,925	(23)	(6,702,154)	(44,792)	(30,015)
S&P 500® Index, Call(d)	10/19/2018	2,900	(22)	(6,410,756)	(81,345)	(73,810)
S&P 500® Index, Call(d)	10/19/2018	2,925	(24)	(6,993,552)	(51,540)	(42,120)
S&P 500® Index, Call(d)	10/19/2018	2,935	(24)	(6,993,552)	(42,708)	(30,600)
S&P 500® Index, Call(d)	11/16/2018	2,850	(20)	(5,827,960)	(147,550)	(180,300)
S&P 500® Index, Call(d)	11/16/2018	2,900	(21)	(6,119,358)	(128,048)	(109,725)
S&P 500® Index, Call(d)	11/16/2018	2,925	(24)	(6,993,552)	(80,340)	(86,760)
S&P 500® Index, Call(d)	12/21/2018	2,950	(22)	(6,410,756)	(127,545)	(92,070)

Total					$(756,946)	$(686,245)

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Fund will fair value S&P 500® Index options using the closing rotation values published by the CBOE. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2018, written options were fair valued at ($686,245) representing (1.1%) of net assets, using the closing rotation values, published by the CBOE.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.
(c)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(d)

The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements.

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$59,367,939	$—	$—	$59,367,939
Short-Term Investments	—	1,418,849	—	1,418,849

Total	$59,367,939	$1,418,849	$—	$60,786,788

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$(686,245)	$—	$(686,245)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2018, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include written index call options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The combination of the diversified stock portfolio and the steady cash flow from writing of index call options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended September 30, 2018, written index call options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of September 30, 2018:

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(686,245)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at September 30, 2018 (Unaudited)

Software	6.0%
Banks	5.5
Oil, Gas & Consumable Fuels	5.3
Technology Hardware, Storage & Peripherals	5.0
Pharmaceuticals	4.6
Interactive Media & Services	4.6
IT Services	4.4
Internet & Direct Marketing Retail	3.8
Semiconductors & Semiconductor Equipment	3.7
Health Care Providers & Services	3.4
Health Care Equipment & Supplies	3.0
Biotechnology	2.8
Entertainment	2.5
Specialty Retail	2.4
Aerospace & Defense	2.3
Capital Markets	2.2
Insurance	2.1
Diversified Telecommunication Services	2.1
Other Investments, less than 2% each	33.2
Short-Term Investments	2.4

Total Investments	101.3
Other assets less liabilities (including open written options)	(1.3)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2018 (Unaudited)

Gateway Fund

Shares	Description	Value (†)
Common Stocks – 98.7% of Net Assets
	Aerospace & Defense – 2.5%
231,617	Boeing Co. (The)(a)	$86,138,362
57,682	Huntington Ingalls Industries, Inc.(a)	14,771,206
252,454	Raytheon Co.(a)	52,172,144
42,306	TransDigm Group, Inc.(a)(b)	15,750,524
392,820	United Technologies Corp.(a)	54,920,164

		223,752,400

	Air Freight & Logistics – 0.5%
394,897	United Parcel Service, Inc., Class B(a)	46,104,225

	Airlines – 0.5%
107,742	Alaska Air Group, Inc.(a)	7,419,114
332,138	American Airlines Group, Inc.(a)	13,727,263
266,319	JetBlue Airways Corp.(a)(b)	5,155,936
169,380	United Continental Holdings, Inc.(a)(b)	15,084,983

		41,387,296

	Auto Components – 0.1%
36,398	Adient PLC	1,430,805
45,405	Autoliv, Inc.(a)	3,935,706
59,910	Cooper Tire & Rubber Co.	1,695,453
53,299	Veoneer, Inc.(a)(b)	2,935,176

		9,997,140

	Automobiles – 0.3%
2,457,532	Ford Motor Co.(a)	22,732,171
15,980	Tesla, Inc.(a)(b)	4,231,025

		26,963,196

	Banks – 6.3%
353,523	Associated Banc-Corp(a)	9,191,598
4,093,854	Bank of America Corp.(a)	120,604,939
1,171,110	Citigroup, Inc.(a)	84,015,431
1,368,979	Huntington Bancshares, Inc.(a)	20,425,167
1,382,484	JPMorgan Chase & Co.(a)	155,999,495
345,605	Old National Bancorp(a)	6,670,176
64,746	Signature Bank(a)	7,435,431
51,182	SVB Financial Group(a)(b)	15,908,901
870,424	U.S. Bancorp(a)	45,967,091
1,722,887	Wells Fargo & Co.(a)	90,554,941

		556,773,170

	Beverages – 1.9%
1,727,514	Coca-Cola Co. (The)(a)	79,793,872
241,521	Monster Beverage Corp.(a)(b)	14,075,844
703,567	PepsiCo, Inc.(a)	78,658,790

		172,528,506

Shares	Description	Value (†)
Common Stocks – continued
	Biotechnology – 3.1%
606,162	AbbVie, Inc.(a)	$57,330,802
125,445	Alexion Pharmaceuticals, Inc.(a)(b)	17,438,110
298,196	Amgen, Inc.(a)	61,813,049
86,758	Biogen, Inc.(a)(b)	30,652,469
358,090	Celgene Corp.(a)(b)	32,045,474
533,487	Gilead Sciences, Inc.(a)	41,190,531
46,571	Seattle Genetics, Inc.(a)(b)	3,591,556
48,686	Shire PLC, Sponsored ADR(a)	8,825,311
25,386	TESARO, Inc.(a)(b)	990,308
118,760	Vertex Pharmaceuticals, Inc.(a)(b)	22,889,802

		276,767,412

	Building Products – 0.4%
235,129	Fortune Brands Home & Security, Inc.(a)	12,311,354
401,198	Johnson Controls International PLC(a)	14,041,930
37,467	Lennox International, Inc.(a)	8,182,793

		34,536,077

	Capital Markets – 2.1%
673,921	Charles Schwab Corp. (The)(a)	33,123,217
226,993	Eaton Vance Corp.(a)	11,930,752
201,251	Goldman Sachs Group, Inc. (The)(a)	45,128,525
413,635	Intercontinental Exchange, Inc.(a)	30,977,125
136,865	Legg Mason, Inc.(a)	4,274,294
828,584	Morgan Stanley(a)	38,587,157
81,964	MSCI, Inc.(a)	14,541,233
114,987	TD Ameritrade Holding Corp.(a)	6,074,763
129,365	Waddell & Reed Financial, Inc., Class A(a)	2,739,951

		187,377,017

	Chemicals – 1.7%
17,782	AdvanSix, Inc.(a)(b)	603,699
115,188	Ashland Global Holdings, Inc.(a)	9,659,666
65,262	Celanese Corp., Series A(a)	7,439,868
53,140	Chemours Co. (The)(a)	2,095,842
1,044,867	DowDuPont, Inc.(a)	67,195,397
168,176	Eastman Chemical Co.(a)	16,097,807
36,897	Ingevity Corp.(a)(b)	3,759,066
211,503	LyondellBasell Industries NV, Class A(a)	21,681,172
91,122	Olin Corp.(a)	2,340,013
171,746	RPM International, Inc.(a)	11,153,185
236,738	Valvoline, Inc.(a)	5,092,234

		147,117,949

	Commercial Services & Supplies – 0.5%
105,358	Copart, Inc.(a)(b)	5,429,098
100,997	Waste Connections, Inc.(a)	8,056,530
317,652	Waste Management, Inc.(a)	28,703,035

		42,188,663

Shares	Description	Value (†)
Common Stocks – continued
	Communications Equipment – 1.4%
24,754	Arista Networks, Inc.(a)(b)	$6,581,098
1,960,270	Cisco Systems, Inc.(a)	95,367,135
115,934	Motorola Solutions, Inc.(a)	15,087,651
23,152	Palo Alto Networks, Inc.(a)(b)	5,215,220

		122,251,104

	Consumer Finance – 0.3%
121,623	Ally Financial, Inc.(a)	3,216,928
308,240	Discover Financial Services(a)	23,564,948

		26,781,876

	Containers & Packaging – 0.4%
120,641	Avery Dennison Corp.(a)	13,071,452
135,652	Sonoco Products Co.(a)	7,528,686
228,840	WestRock Co.(a)	12,229,210

		32,829,348

	Distributors – 0.2%
149,822	Genuine Parts Co.(a)	14,892,307

	Diversified Financial Services – 2.0%
823,996	Berkshire Hathaway, Inc., Class B(a)(b)	176,425,784

	Diversified Telecommunication Services – 2.0%
2,799,020	AT&T, Inc.(a)	93,991,092
1,496,481	Verizon Communications, Inc.(a)	79,897,120

		173,888,212

	Electric Utilities – 1.5%
614,082	Alliant Energy Corp.(a)	26,141,471
671,022	American Electric Power Co., Inc.(a)	47,562,039
525,021	Duke Energy Corp.(a)	42,012,180
138,237	Evergy, Inc.(a)	7,591,976
87,627	Hawaiian Electric Industries, Inc.(a)	3,118,645
194,039	OGE Energy Corp.(a)	7,047,497

		133,473,808

	Electrical Equipment – 0.6%
229,541	Eaton Corp. PLC(a)	19,908,091
341,749	Emerson Electric Co.(a)	26,171,138
36,487	Hubbell, Inc.(a)	4,873,569
73,808	nVent Electric PLC(a)	2,004,625

		52,957,423

	Electronic Equipment, Instruments & Components – 0.5%
598,992	Corning, Inc.(a)	21,144,417
227,260	TE Connectivity Ltd.(a)	19,982,972

		41,127,389

	Energy Equipment & Services – 0.9%
284,698	Baker Hughes, a GE Co.(a)	9,631,333
489,562	Halliburton Co.(a)	19,841,948

Shares	Description	Value (†)
Common Stocks – continued
	Energy Equipment & Services – continued
302,209	Patterson-UTI Energy, Inc.(a)	$5,170,796
736,047	Schlumberger Ltd.(a)	44,839,983

		79,484,060

	Entertainment – 1.9%
355,381	Activision Blizzard, Inc.(a)	29,564,145
160,632	Netflix, Inc.(a)(b)	60,097,250
58,429	Take-Two Interactive Software, Inc.(a)(b)	8,062,618
634,352	Walt Disney Co. (The)(a)	74,181,123

		171,905,136

	Food & Staples Retailing – 1.1%
575,231	Walgreens Boots Alliance, Inc.(a)	41,934,340
608,569	Walmart, Inc.(a)	57,150,715

		99,085,055

	Food Products – 1.0%
85,855	Bunge Ltd.(a)	5,899,097
403,780	Conagra Brands, Inc.(a)	13,716,407
66,489	Ingredion, Inc.(a)	6,978,685
317,646	Kraft Heinz Co. (The)(a)	17,505,471
118,515	Lamb Weston Holdings, Inc.(a)	7,893,099
804,571	Mondelez International, Inc., Class A(a)	34,564,370

		86,557,129

	Gas Utilities – 0.1%
90,899	National Fuel Gas Co.(a)	5,095,798

	Health Care Equipment & Supplies – 3.1%
763,559	Abbott Laboratories(a)	56,014,688
47,638	Align Technology, Inc.(a)(b)	18,636,938
338,269	Baxter International, Inc.(a)	26,077,157
648,039	Boston Scientific Corp.(a)(b)	24,949,502
292,284	Hologic, Inc.(a)(b)	11,977,798
59,474	Intuitive Surgical, Inc.(a)(b)	34,138,076
861,635	Medtronic PLC(a)	84,759,035
113,078	ResMed, Inc.(a)	13,042,417
24,419	Teleflex, Inc.(a)	6,497,652

		276,093,263

	Health Care Providers & Services – 3.4%
189,028	Aetna, Inc.(a)	38,344,330
145,161	Anthem, Inc.(a)	39,781,372
425,320	CVS Health Corp.(a)	33,481,190
308,783	Express Scripts Holding Co.(a)(b)	29,337,473
163,885	HCA Healthcare, Inc.(a)	22,799,681
164,011	Patterson Cos., Inc.(a)	4,010,069
107,436	Quest Diagnostics, Inc.(a)	11,593,419
419,055	UnitedHealth Group, Inc.(a)	111,485,392
71,490	Universal Health Services, Inc., Class B(a)	9,139,282

		299,972,208

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Technology – 0.1%
47,158	Veeva Systems, Inc., Class A(a)(b)	$5,134,091

	Hotels, Restaurants & Leisure – 1.6%
33,735	Domino’s Pizza, Inc.(a)	9,945,078
115,133	Hilton Grand Vacations, Inc.(a)(b)	3,810,902
272,889	Hilton Worldwide Holdings, Inc.(a)	22,043,973
59,763	Las Vegas Sands Corp.(a)	3,545,739
398,158	McDonald’s Corp.(a)	66,607,852
82,034	Melco Resorts & Entertainment Ltd., Sponsored ADR(a)	1,735,019
401,803	MGM Resorts International(a)	11,214,322
91,903	Restaurant Brands International, Inc.(a)	5,448,010
39,919	Vail Resorts, Inc.(a)	10,954,572
401,168	Wendy’s Co. (The)(a)	6,876,019

		142,181,486

	Household Durables – 0.3%
327,842	Newell Brands, Inc.(a)	6,655,193
2,654	NVR, Inc.(a)(b)	6,557,503
286,997	Toll Brothers, Inc.(a)	9,479,511
61,848	Tupperware Brands Corp.(a)	2,068,816
52,559	Whirlpool Corp.(a)	6,241,381

		31,002,404

	Household Products – 1.4%
582,205	Colgate-Palmolive Co.(a)	38,978,625
1,061,719	Procter & Gamble Co. (The)(a)	88,366,872

		127,345,497

	Industrial Conglomerates – 1.8%
267,316	3M Co.(a)	56,326,154
3,471,138	General Electric Co.(a)	39,189,148
413,046	Honeywell International, Inc.(a)	68,730,855

		164,246,157

	Insurance – 2.0%
530,942	Aflac, Inc.(a)	24,991,440
266,008	Allstate Corp. (The)(a)	26,254,990
149,909	American Financial Group, Inc.(a)	16,635,402
482,754	American International Group, Inc.(a)	25,701,823
180,061	Aon PLC(a)	27,689,780
484,122	Arch Capital Group Ltd.(a)(b)	14,431,677
296,125	Arthur J. Gallagher & Co.(a)	22,043,545
121,715	Fidelity National Financial, Inc.(a)	4,789,485
280,812	Lincoln National Corp.(a)	18,999,740

		181,537,882

	Interactive Media & Services – 5.0%
65,667	Alphabet, Inc., Class A(a)(b)	79,265,323
168,456	Alphabet, Inc., Class C(a)(b)	201,047,182
15,012	Baidu, Inc., Sponsored ADR(a)(b)	3,432,944
939,392	Facebook, Inc., Class A(a)(b)	154,492,408

Shares	Description	Value (†)
Common Stocks – continued
	Interactive Media & Services – continued
40,793	Zillow Group, Inc., Class C(a)(b)	$1,805,090

		440,042,947

	Internet & Direct Marketing Retail – 4.0%
148,572	Amazon.com, Inc.(a)(b)	297,589,716
19,657	Booking Holdings, Inc.(a)(b)	38,999,488
448,953	eBay, Inc.(a)(b)	14,824,428
7,580	MercadoLibre, Inc.(a)	2,580,763

		353,994,395

	IT Services – 4.2%
184,207	Automatic Data Processing, Inc.(a)	27,752,626
40,509	Black Knight, Inc.(a)(b)	2,104,442
124,578	Broadridge Financial Solutions, Inc.(a)	16,438,067
321,138	Cognizant Technology Solutions Corp., Class A(a)	24,775,797
235,256	Fidelity National Information Services, Inc.(a)	25,659,372
46,077	FleetCor Technologies, Inc.(a)(b)	10,498,184
389,246	International Business Machines Corp.(a)	58,857,888
205,676	Paychex, Inc.(a)	15,148,037
508,644	PayPal Holdings, Inc.(a)(b)	44,679,289
108,558	VeriSign, Inc.(a)(b)	17,382,307
822,263	Visa, Inc., Class A(a)	123,413,454
379,264	Western Union Co. (The)(a)	7,228,772

		373,938,235

	Leisure Products – 0.1%
405,813	Mattel, Inc.(a)(b)	6,371,264
39,532	Polaris Industries, Inc.(a)	3,990,755

		10,362,019

	Life Sciences Tools & Services – 0.3%
70,877	Illumina, Inc.(a)(b)	26,016,112

	Machinery – 1.7%
285,844	Caterpillar, Inc.(a)	43,588,352
116,361	Cummins, Inc.(a)	16,996,851
172,350	Deere & Co.(a)	25,909,376
131,499	Parker Hannifin Corp.(a)	24,186,611
211,446	Pentair PLC(a)	9,166,184
59,403	Snap-on, Inc.(a)	10,906,391
143,487	Stanley Black & Decker, Inc.(a)	21,012,236
63,479	Timken Co. (The)(a)	3,164,428

		154,930,429

	Media – 1.2%
1,926,385	Comcast Corp., Class A(a)	68,213,293
103,860	Liberty Broadband Corp., Class C(a)(b)	8,755,398
185,047	Liberty Global PLC, Series C(a)(b)	5,210,924
83,437	Liberty Latin America Ltd., Class C(b)	1,721,305
228,147	News Corp., Class B(a)	3,102,799
189,560	Omnicom Group, Inc.(a)	12,893,871

Shares	Description	Value (†)
Common Stocks – continued
	Media – continued
1,323,068	Sirius XM Holdings, Inc.(a)	$8,361,790

		108,259,380

	Metals & Mining – 0.2%
171,684	Southern Copper Corp.(a)	7,406,448
206,058	Steel Dynamics, Inc.(a)	9,311,761
54,433	Worthington Industries, Inc.(a)	2,360,215

		19,078,424

	Multi-Utilities – 1.3%
401,532	Ameren Corp.(a)	25,384,853
609,976	CenterPoint Energy, Inc.(a)	16,865,836
273,147	Consolidated Edison, Inc.(a)	20,811,070
374,870	Public Service Enterprise Group, Inc.(a)	19,789,387
541,369	WEC Energy Group, Inc.(a)	36,141,795

		118,992,941

	Multiline Retail – 0.5%
152,781	Nordstrom, Inc.(a)	9,137,831
364,432	Target Corp.(a)	32,146,547

		41,284,378

	Oil, Gas & Consumable Fuels – 5.0%
126,723	Cheniere Energy, Inc.(a)(b)	8,805,981
781,674	Chevron Corp.(a)	95,583,097
202,115	Concho Resources, Inc.(a)(b)	30,873,066
708,041	ConocoPhillips(a)	54,802,373
257,901	Continental Resources, Inc.(a)(b)	17,609,480
1,622,420	Exxon Mobil Corp.(a)	137,938,149
470,790	Gulfport Energy Corp.(a)(b)	4,900,924
101,317	HollyFrontier Corp.(a)	7,082,058
463,874	Occidental Petroleum Corp.(a)	38,116,527
279,397	ONEOK, Inc.(a)	18,940,323
226,863	Phillips 66(a)	25,571,997

		440,223,975

	Personal Products – 0.0%
59,560	Herbalife Nutrition Ltd.(a)(b)	3,248,998

	Pharmaceuticals – 4.9%
180,342	Allergan PLC(a)	34,351,544
612,235	Bristol-Myers Squibb Co.(a)	38,007,549
388,694	Eli Lilly & Co.(a)	41,710,753
27,123	Jazz Pharmaceuticals PLC(a)(b)	4,560,190
1,016,415	Johnson & Johnson(a)	140,438,061
1,046,762	Merck & Co., Inc.(a)	74,257,296
2,233,297	Pfizer, Inc.(a)	98,421,399

		431,746,792

	Professional Services – 0.4%
53,481	Dun & Bradstreet Corp. (The)(a)	7,621,577
54,075	ManpowerGroup, Inc.(a)	4,648,287

Shares	Description	Value (†)
Common Stocks – continued
	Professional Services – continued
195,964	Verisk Analytics, Inc.(a)(b)	$23,623,460

		35,893,324

	REITs—Apartments – 0.5%
192,021	Camden Property Trust(a)	17,967,405
617,097	UDR, Inc.(a)	24,949,232

		42,916,637

	REITs—Diversified – 0.2%
179,401	Digital Realty Trust, Inc.(a)	20,179,024

	REITs—Health Care – 0.4%
260,504	Healthcare Realty Trust, Inc.(a)	7,622,347
206,117	Sabra Health Care REIT, Inc.(a)	4,765,425
265,800	Senior Housing Properties Trust(a)	4,667,448
310,797	Ventas, Inc.(a)	16,901,141

		33,956,361

	REITs—Hotels – 0.1%
159,507	Park Hotels & Resorts, Inc.(a)	5,235,020

	REITs—Mortgage – 0.3%
644,819	AGNC Investment Corp.(a)	12,012,978
1,234,994	Annaly Capital Management, Inc.(a)	12,633,989

		24,646,967

	REITs—Office Property – 0.2%
222,920	Kilroy Realty Corp.(a)	15,981,135
276,737	Mack-Cali Realty Corp.(a)	5,883,428

		21,864,563

	REITs—Shopping Centers – 0.2%
354,094	Regency Centers Corp.(a)	22,899,259

	REITs—Storage – 0.2%
178,201	Extra Space Storage, Inc.(a)	15,439,335

	REITs—Warehouse/Industrials – 0.3%
664,704	Duke Realty Corp.(a)	18,857,652
271,168	Liberty Property Trust(a)	11,456,848

		30,314,500

	Road & Rail – 0.9%
146,168	Avis Budget Group, Inc.(a)(b)	4,697,840
64,276	Canadian Pacific Railway Ltd.(a)	13,622,655
532,281	CSX Corp.(a)	39,415,408
167,459	Hertz Global Holdings, Inc.(a)(b)	2,734,606
117,651	Old Dominion Freight Line, Inc.(a)	18,972,400

		79,442,909

	Semiconductors & Semiconductor Equipment – 4.0%
422,682	Advanced Micro Devices, Inc.(a)(b)	13,056,647
231,380	Analog Devices, Inc.(a)	21,393,395

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
700,989	Applied Materials, Inc.(a)	$27,093,225
1,773,743	Intel Corp.(a)	83,880,306
172,347	Microchip Technology, Inc.(a)	13,599,902
431,433	Micron Technology, Inc.(a)(b)	19,513,714
225,888	NVIDIA Corp.(a)	63,479,046
594,824	QUALCOMM, Inc.(a)	42,845,173
156,838	Skyworks Solutions, Inc.(a)	14,226,775
221,363	Teradyne, Inc.(a)	8,186,004
453,301	Texas Instruments, Inc.(a)	48,634,664

		355,908,851

	Software – 6.3%
258,158	Adobe Systems, Inc.(a)(b)	69,689,752
79,021	ANSYS, Inc.(a)(b)	14,751,640
383,459	Cadence Design Systems, Inc.(a)(b)	17,378,362
57,460	Check Point Software Technologies Ltd.(a)(b)	6,761,318
36,215	Dell Technologies, Inc., Class V(a)(b)	3,517,201
78,463	Fortinet, Inc.(a)(b)	7,239,781
2,838,112	Microsoft Corp.(a)	324,594,869
367,409	Nuance Communications, Inc.(a)(b)	6,363,524
1,255,543	Oracle Corp.(a)	64,735,797
102,299	PTC, Inc.(a)(b)	10,863,131
48,808	ServiceNow, Inc.(a)(b)	9,548,309
423,863	Symantec Corp.(a)	9,019,805
49,369	VMware, Inc., Class A(a)(b)	7,704,526
44,872	Workday, Inc., Class A(a)(b)	6,550,415

		558,718,430

	Specialty Retail – 2.6%
270,169	American Eagle Outfitters, Inc.(a)	6,708,296
112,219	Foot Locker, Inc.(a)	5,720,925
232,618	Gap, Inc. (The)(a)	6,711,029
549,873	Home Depot, Inc. (The)(a)	113,906,192
184,362	L Brands, Inc.(a)	5,586,169
374,057	Lowe’s Cos., Inc.(a)	42,949,225
86,214	Tiffany & Co.(a)	11,119,019
337,121	TJX Cos., Inc. (The)(a)	37,764,294

		230,465,149

	Technology Hardware, Storage & Peripherals – 4.5%
1,761,713	Apple, Inc.(a)	397,689,093

	Textiles, Apparel & Luxury Goods – 0.5%
59,938	Lululemon Athletica, Inc.(a)(b)	9,739,326
212,485	Michael Kors Holdings Ltd.(a)(b)	14,567,971
681,244	Under Armour, Inc., Class A(a)(b)	14,455,998
108,010	Under Armour, Inc., Class C(a)(b)	2,101,874

		40,865,169

	Tobacco – 1.0%
653,815	Altria Group, Inc.(a)	39,431,583

Shares	Description	Value (†)
Common Stocks – continued
	Tobacco – continued
576,065	Philip Morris International, Inc.(a)	$46,972,340
80,413	Vector Group Ltd.	1,108,094

		87,512,017

	Trading Companies & Distributors – 0.1%
73,209	GATX Corp.(a)	6,339,167

	Wireless Telecommunication Services – 0.1%
187,217	Sprint Corp.(b)	1,224,399
71,226	T-Mobile US, Inc.(a)(b)	4,998,641

		6,223,040

	Total Common Stocks (Identified Cost $5,846,119,526)	8,748,388,308

Total Purchased Options – 0.3% (Identified Cost $55,693,887) (see detail below)		28,645,813

Principal Amount
Short-Term Investments – 2.1%
$184,059,684	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/2018 at 1.300% to be repurchased at $184,079,624 on 10/01/2018 collateralized by $51,420,000 U.S. Treasury Bond, 3.375% due 5/15/2044 valued at $53,774,059; $134,890,000 U.S. Treasury Bond, 3.125% due 8/15/2044 valued at $133,971,669 including accrued interest(c) (Identified Cost $184,059,684)	184,059,684

	Total Investments – 101.1% (Identified Cost $6,085,873,097)	8,961,093,805
	Other assets less liabilities – (1.1)%	(97,058,530)

	Net Assets – 100.0%	$8,864,035,275

Purchased Options – 0.3%

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value (†)
Index Options – 0.3%
S&P 500® Index, Put(b)(d)	10/19/2018	2,600	3,593	$1,046,993,014	$6,045,222	$610,810
S&P 500® Index, Put(b)(d)	10/19/2018	2,650	4,239	1,235,236,122	6,357,610	900,788
S&P 500® Index, Put(b)(d)	10/19/2018	2,700	4,210	1,226,785,580	6,788,625	1,157,750
S&P 500® Index, Put(b)(d)	11/16/2018	2,600	3,509	1,022,515,582	5,798,623	2,017,675
S&P 500® Index, Put(b)(d)	11/16/2018	2,625	3,210	935,387,580	6,681,615	2,054,400
S&P 500® Index, Put(b)(d)	12/21/2018	2,650	4,284	1,248,349,032	8,578,710	6,533,100
S&P 500® Index, Put(b)(d)	12/21/2018	2,700	3,215	936,844,570	6,084,387	6,108,500
S&P 500® Index, Put(b)(d)	01/18/2019	2,700	3,502	1,020,475,796	9,359,095	9,262,790

Total					$55,693,887	$28,645,813

Written Options – (1.2%)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options – (1.2%)
S&P 500® Index, Call(d)	10/05/2018	2,905	(3,365)	$(980,554,270)	$(8,505,037)	$(6,544,925)
S&P 500® Index, Call(d)	10/12/2018	2,925	(3,338)	(972,686,524)	(6,500,755)	(4,356,090)
S&P 500® Index, Call(d)	10/19/2018	2,900	(3,275)	(954,328,450)	(12,109,313)	(10,987,625)
S&P 500® Index, Call(d)	10/19/2018	2,925	(3,396)	(989,587,608)	(7,292,910)	(5,959,980)
S&P 500® Index, Call(d)	10/19/2018	2,935	(3,367)	(981,137,066)	(5,991,576)	(4,292,925)
S&P 500® Index, Call(d)	11/16/2018	2,850	(3,426)	(998,329,548)	(25,275,315)	(30,885,390)
S&P 500® Index, Call(d)	11/16/2018	2,900	(3,128)	(911,492,944)	(19,072,980)	(16,343,800)
S&P 500® Index, Call(d)	11/16/2018	2,925	(3,334)	(971,520,932)	(11,160,565)	(12,052,410)
S&P 500® Index, Call(d)	12/21/2018	2,950	(3,133)	(912,949,934)	(18,163,568)	(13,111,605)

Total					$(114,072,019)	$(104,534,750)

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Fund will fair value S&P 500® Index options using the closing rotation values published by the CBOE. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2018, purchased options were fair valued at $28,645,813 and written options were fair valued at $(104,534,750) representing 0.3% and (1.2%), respectively of net assets, using the closing rotation values, published by the CBOE.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.
(c)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(d)

The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options and purchases index put options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option. When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements.

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$8,748,388,308	$—	$—	$8,748,388,308
Purchased Options*	—	28,645,813	—	28,645,813
Short-Term Investments	—	184,059,684	—	184,059,684

Total	$8,748,388,308	$212,705,497	$—	$8,961,093,805

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$(104,534,750)	$—	$(104,534,750)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2018, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include written index call options and purchased index put options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended September 30, 2018, written index call options and purchased index put options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of September 30, 2018:

Assets	Investments at value [1]
Exchange-traded asset derivatives
Equity contracts	$28,645,813

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(104,534,750)

[1]	Represents purchased options, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at September 30, 2018 (Unaudited)

Software	6.3%
Banks	6.3
Oil, Gas & Consumable Fuels	5.0
Interactive Media & Services	5.0
Pharmaceuticals	4.9
Technology Hardware, Storage & Peripherals	4.5
IT Services	4.2
Semiconductors & Semiconductor Equipment	4.0
Internet & Direct Marketing Retail	4.0
Health Care Providers & Services	3.4
Biotechnology	3.1
Health Care Equipment & Supplies	3.1
Specialty Retail	2.6
Aerospace & Defense	2.5
Capital Markets	2.1
Insurance	2.0
Diversified Financial Services	2.0
Diversified Telecommunication Services	2.0
Other Investments, less than 2% each	32.0
Short-Term Investments	2.1

Total Investments	101.1
Other assets less liabilities (including open written options)	(1.1)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 20, 2018

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	November 20, 2018